Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 202,680	¥ 802,332	¥ 1,531,127
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Integration of BTMU's Bangkok Branch with Krungsri (Note 2)			(15,269)
Other	(429)	(1,630)	484
Net transfers to the noncontrolling interest shareholders	(429)	(1,630)	(14,785)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 202,251	¥ 800,702	¥ 1,516,342